New and Amended Ifrs Standards that are Effective for the Current Year	12 Months Ended
Dec. 31, 2021
New and amended IFRS Standards that are effective for the current year [Abstract]
New and amended IFRS Standards that are effective for the current year

Note 5. New and amended IFRS Standards that are effective for the current year

New and amended IFRS Standards that are effective for the current year Impact of the initial application of Covid-19-Related Rent Concessions Amendment to IFRS 16

In May 2020, the IASB issued Covid-19-Related Rent Concessions (Amendment to IFRS 16) that provides practical relief to lessees in accounting for rent concessions occurring as a direct consequence of COVID-19, by introducing a practical expedient to IFRS 16. The practical expedient permits a lessee to elect not to assess whether a COVID-19-related rent concession is a lease modification. A lessee that makes this election shall account for any change in lease payments resulting from the COVID-19-related rent concession the same way it would account for the change applying IFRS 16 if the change were not a lease modification. The practical expedient applies only to rent concessions occurring as a direct consequence of COVID-19 and only if all of the following conditions are met:

a)	The change in lease payments results in revised consideration for the lease that is substantially the same as, or less than, the consideration for the lease immediately preceding the change;

b)	Any reduction in lease payments affects only payments originally due on or before 30 June 2021 (a rent concession meets this condition if it results in reduced lease payments on or before 30 June 2021 and increased lease payments that extend beyond 30 June 2021); and

c)	There is no substantive change to other terms and conditions of the lease

These changes have not given rise to financial effects for the Group as of December 31, 2021.

Specific policies applicable from January 2021 for Interest Rate Benchmark Reform - Phase 2 (Amendment to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16)

The Group has initially adopted Interest Rate Benchmark Reform Phase 2 - Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 (the Phase 2 amendments) from January 1, 2021.

The Group has applied the Phase 2 amendments retrospectively. However, in accordance with the exceptions permitted in Phase 2 amendments, the Group has elected not to restate the prior period to reflect the application of these amendments, including not providing additional disclosures for 2020. There is no impact on opening equity balances as a result of retrospective application and the impact has considered not relevant to the Group.

Under the detailed rules of IFRS 9 Financial Instruments, modifying a financial contract can require recognition of a significant gain or loss in the income statement. However, the amendments introduce a practical expedient if a change results directly from IBOR reform and occurs on an ‘economically equivalent’ basis. In these cases, changes will be accounted for by updating the effective interest rate.

A similar practical expedient will apply under IFRS 16 Leases for lessees when accounting for lease modifications required by IBOR reform.

The amendments also allow a series of exemptions from the regular, strict rules around hedge accounting.

To allow users of financial statements to understand the effect of the reform on a company’s financial instruments and risk management strategy, a company will need to provide additional information about:

●	the nature and extent of risks to which the company is exposed arising from financial instruments subject to IBOR reform and how it manages those risks; and

●	the company’s progress in completing its transition to alternative benchmark rates and how it is managing that transition.

The evaluation performed by management determined that there was not significant impact in relation to the Group as of December 31, 2021.